SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Leases
Finance lease fiscal year ended March 31, 2025		¥ 128,692
Operating lease fiscal year ended March 31, 2025		19,330
Finance lease fiscal year ended March 31, 2026		128,692
Operating lease fiscal year ended March 31, 2026		18,670
Finance lease fiscal year ended March 31, 2027		128,692
Operating lease fiscal year ended March 31, 2027		19,803
Finance lease fiscal year ended March 31, 2028		128,692
Operating lease fiscal year ended March 31, 2028		22,804
Finance lease fiscal year ended March 31, 2029		128,692
Operating lease fiscal year ended March 31, 2029		24,163
Fianace lease thereafter		1,171,168
Operating lease thereafter		99,600
Total finance lease payments		1,814,628
Total operating lease payments		204,370
Finance lease, Less: imputed interest		(572,222)
Operating lease, Less: imputed interest		(37,214)
Total finance lease liabilities		1,242,406
Total operating lease liabilities		167,156	85,129
Finance lease, Less: current portion	$ (7,086)	(51,160)
Operating lease, Less: current portion	(1,705)	(12,310)	(7,667)
Finance lease, Non-current portion of lease liabilities	164,986	1,191,246
Operating lease, Non-current portion of lease liabilities	$ 21,446	¥ 154,846	¥ 77,462